Long-Term Debt (Details Narrative) $ in Thousands		1 Months Ended	3 Months Ended				4 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended
	Jan. 09, 2020 USD ($)	Feb. 03, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 03, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 20, 2020 USD ($)	Apr. 16, 2020 USD ($)	Apr. 15, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 23, 2020 USD ($)	Aug. 06, 2020 USD ($)	Sep. 24, 2020 USD ($)	Sep. 17, 2020 USD ($)	Sep. 09, 2020 USD ($)	Jul. 17, 2020 USD ($)	Jul. 15, 2020 USD ($)	Mar. 25, 2020 USD ($)	Mar. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Debt instrument outstanding balances									$ 1,469,835										$ 1,544,551
Cash and Cash Equivalents, at Carrying Value									244,497										184,835	$ 182,929
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value									162,598										$ 104,979
Two loan agreements [Member]
Debt Instrument [Line Items]
Held in deposit account									$ 3,700
Archangel and Alaska [Member]
Debt Instrument [Line Items]
Prepaid amount	$ 26,815
Silia T [Member]
Debt Instrument [Line Items]
Prepaid amount		$ 10,660
Byzantion and Bosporos [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Prepaid amount			$ 17,558
Debt instrument face amount																		$ 16,800
Amount drawn down							$ 16,380
Number of repayment installments									10
Debt periodic payment amount									$ 1,365
Debt balloon payment									$ 2,730
Maya, Inca, Selini and Salamina [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Number of repayment installments									9
Debt balloon payment									$ 449
Amount drawn down			$ 2,438
Increase of debt instrument						$ 2,438
Maya, Inca, Selini and Salamina [Member] | Commencing on May 29, 2020 [Member]
Debt Instrument [Line Items]
Debt periodic payment amount									146
Maya, Inca, Selini and Salamina [Member] | Commencing on June 15, 2020 [Member]
Debt Instrument [Line Items]
Debt periodic payment amount									$ 75
Marathon TS [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Prepaid amount					$ 31,890
Debt instrument face amount																	$ 40,000
Amount drawn down					$ 39,800
Number of repayment installments									10
Debt periodic payment amount									$ 1,244
Debt balloon payment									$ 27,360
Stravanger TS [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Number of repayment installments									9
Debt periodic payment amount									$ 324
Debt balloon payment									$ 873
Amount drawn down								$ 3,789
Increase of debt instrument				$ 3,789
Didimon [Member]
Debt Instrument [Line Items]
Prepaid amount										$ 6,238
Bergen TS [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Prepaid amount											$ 34,031
Debt instrument face amount																$ 37,500
Amount drawn down											$ 37,125
Number of repayment installments									12
Debt periodic payment amount									$ 1,326
Debt balloon payment									$ 21,213
LNG Carrier Hull 3157 [Member]
Debt Instrument [Line Items]
Debt instrument face amount															$ 27,750
Amount drawn down												$ 13,875
Andes, Izumo Princess, Asahi Princess and Aegeas [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Prepaid amount													$ 29,169
Debt instrument face amount														$ 47,000
Amount drawn down													$ 45,500
Number of repayment installments									10
Debt periodic payment amount									$ 4,550
All term loans [Member]
Debt Instrument [Line Items]
Debt periodic payment									semi-annual
Variable rate basis									LIBOR
All term loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									1.91%
All term loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									3.96%